Deferred Payment Obligation Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of deferred payment obligation receivable [Abstract]
Schedule of Deferred Payment Obligation Receivable
	As at December 31
	2017	2016
	$ thousands
Deferred payment receivable	175,000	-